UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3105
                                                      --------

                      Oppenheimer Capital Appreciation Fund
                      -------------------------------------

               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------

               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------

                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                      Date of reporting period: 05/31/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

                                                              SHARES          VALUE
                                                           -----------   --------------
COMMON STOCKS--98.4%
CONSUMER DISCRETIONARY--8.3%
HOTELS, RESTAURANTS & LEISURE--2.2%
Burger King Holdings, Inc.                                   1,448,710   $   41,360,671
Las Vegas Sands Corp.(1)                                     2,562,468      177,937,778
                                                                         --------------
                                                                            219,298,449

INTERNET & CATALOG RETAIL--0.4%
Amazon.com, Inc.(1)                                            480,060       39,182,497

MEDIA--3.0%
Focus Media Holding Ltd., ADR(1)                             3,118,000      125,624,220
Liberty Global, Inc., Series A(1)                            2,566,978       92,026,161
McGraw-Hill Cos., Inc. (The)                                   676,970       28,087,485
Sirius Satellite Radio, Inc.(1)                             10,182,770       25,660,580
XM Satellite Radio Holdings, Inc., Cl. A(1)                  3,199,766       34,013,513
                                                                         --------------
                                                                            305,411,959

SPECIALTY RETAIL--0.9%
Abercrombie & Fitch Co., Cl. A                               1,208,662       87,748,861

TEXTILES, APPAREL & LUXURY GOODS--1.8%
Polo Ralph Lauren Corp., Cl. A                               2,541,005      177,489,199

CONSUMER STAPLES--6.0%
BEVERAGES--0.5%
Dr. Pepper Snapple Group, Inc.(1)                            2,038,091       51,319,131

FOOD & STAPLES RETAILING--2.2%
Costco Wholesale Corp.                                       1,816,550      129,556,346
Sysco Corp.                                                  2,759,649       85,162,768
                                                                         --------------
                                                                            214,719,114

FOOD PRODUCTS--3.3%
Cadbury plc                                                 10,557,716      140,959,165
Nestle SA                                                      391,945      192,729,012
                                                                         --------------
                                                                            333,688,177

ENERGY--9.7%
ENERGY EQUIPMENT & SERVICES--3.8%
Schlumberger Ltd.                                            1,812,946      183,343,229
Smith International, Inc.                                    1,296,906      102,351,822
Transocean, Inc.                                               590,200       88,642,138
                                                                         --------------
                                                                            374,337,189

OIL, GAS & CONSUMABLE FUELS--5.9%
Occidental Petroleum Corp.                                   2,522,812      231,922,107
Range Resources Corp.                                        2,009,753      132,161,357
Southwestern Energy Co.(1)                                     877,850       38,923,869
XTO Energy, Inc.                                             2,921,906      185,891,660
                                                                         --------------
                                                                            588,898,993

FINANCIALS--9.7%
CAPITAL MARKETS--5.0%
Charles Schwab Corp. (The)                                   2,751,332       61,024,544
Credit Suisse Group AG                                       2,144,488      109,256,237
Fortress Investment Group LLC, Cl. A                         2,419,071       34,665,287
Goldman Sachs Group, Inc. (The)                                709,114      125,094,801


                   1 | OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

                                                              SHARES          VALUE
                                                           -----------   --------------
COMMON STOCKS CONTINUED
CAPITAL MARKETS CONTINUED
Northern Trust Corp.                                           797,675   $   60,623,300
Och-Ziff Capital Management Group, Cl. A                     2,620,530       54,087,739
T. Rowe Price Group, Inc.                                      909,090       52,654,493
                                                                         --------------
                                                                            497,406,401

CONSUMER FINANCE--0.5%
American Express Co.                                         1,092,630       50,643,401

DIVERSIFIED FINANCIAL SERVICES--2.5%
Bolsa de Mercadorias e Futuros                               4,913,000       56,303,916
CME Group, Inc.                                                208,823       89,856,537
IntercontinentalExchange, Inc.(1)                              385,800       53,317,560
MSCI, Inc., Cl. A(1)                                         1,463,370       52,022,804
                                                                         --------------
                                                                            251,500,817

INSURANCE--1.0%
Prudential Financial, Inc.                                   1,338,361       99,975,567

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.7%
Jones Lang LaSalle, Inc.                                       995,270       70,206,346

HEALTH CARE--13.8%
BIOTECHNOLOGY--2.5%
Celgene Corp.(1)                                             1,658,920      100,961,871
Gilead Sciences, Inc.(1)                                     2,677,268      148,106,466
                                                                         --------------
                                                                            249,068,337

HEALTH CARE EQUIPMENT & SUPPLIES--2.6%
Bard (C.R.), Inc.                                              694,299       63,320,069
Baxter International, Inc.                                   1,787,850      109,237,635
Dentsply International, Inc.                                 1,003,160       40,668,106
Stryker Corp.                                                  709,740       45,813,717
                                                                         --------------
                                                                            259,039,527

HEALTH CARE PROVIDERS & SERVICES--3.0%
Aetna, Inc.                                                  1,442,700       68,037,732
Express Scripts, Inc.(1)                                     2,003,850      144,497,624
Schein (Henry), Inc.(1)                                      1,514,047       84,362,699
                                                                         --------------
                                                                            296,898,055

LIFE SCIENCES TOOLS & SERVICES--2.2%
Covance, Inc.(1)                                               860,552       70,548,053
Thermo Fisher Scientific, Inc.(1)                            2,566,667      151,484,686
                                                                         --------------
                                                                            222,032,739

PHARMACEUTICALS--3.5%
Allergan, Inc.                                               1,483,164       85,459,910
Roche Holding AG                                               899,983      155,170,972
Shire Ltd.                                                   4,107,228       70,416,700
Teva Pharmaceutical Industries Ltd., Sponsored ADR             916,400       41,906,972
                                                                         --------------
                                                                            352,954,554

INDUSTRIALS--8.2%
AEROSPACE & DEFENSE--5.4%
General Dynamics Corp.                                       1,550,188      142,849,824


                   2 | OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

                                                              SHARES          VALUE
                                                           -----------   --------------
COMMON STOCKS CONTINUED
AEROSPACE & DEFENSE CONTINUED
Lockheed Martin Corp.                                        1,153,058   $  126,190,668
Precision Castparts Corp.                                      931,987      112,584,030
United Technologies Corp.                                    2,252,535      160,020,086
                                                                         --------------
                                                                            541,644,608

AIRLINES--0.1%
Ryanair Holdings Ltd. plc, Sponsored ADR(1)                    322,697        8,503,066

ELECTRICAL EQUIPMENT--1.6%
ABB Ltd.(1)                                                  4,994,436      162,256,275

INDUSTRIAL CONGLOMERATES--1.1%
McDermott International, Inc.(1)                             1,767,690      109,649,811

INFORMATION TECHNOLOGY--32.4%
COMMUNICATIONS EQUIPMENT--9.7%
Cisco Systems, Inc.(1)                                      11,173,373      298,552,527
Corning, Inc.                                                5,509,290      150,623,989
F5 Networks, Inc.(1)                                         2,284,070       68,636,304
Nortel Networks Corp.(1)                                         1,257           10,358
QUALCOMM, Inc.                                               3,843,790      186,577,567
Research in Motion Ltd.(1)                                   1,914,329      265,842,868
                                                                         --------------
                                                                            970,243,613

COMPUTERS & PERIPHERALS--4.4%
Apple, Inc.(1)                                               1,494,670      282,118,963
EMC Corp.(1)                                                 4,158,650       72,526,856
NetApp, Inc.(1)                                              3,338,190       81,385,072
                                                                         --------------
                                                                            436,030,891

INTERNET SOFTWARE & SERVICES--5.0%
eBay, Inc.(1)                                                4,214,860      126,487,949
Google, Inc., Cl. A(1)                                         642,386      376,309,719
                                                                         --------------
                                                                            502,797,668

IT SERVICES--5.3%
Affiliated Computer Services, Inc., Cl. A(1)                 2,874,465      155,796,003
Cognizant Technology Solutions Corp.(1)                      3,855,613      136,026,027
MasterCard, Inc., Cl. A                                        476,140      146,960,611
Visa, Inc., Cl. A.(1)                                        1,042,090       89,994,892
                                                                         --------------
                                                                            528,777,533

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.9%
ASML Holding NV                                              3,264,390       97,801,124
Broadcom Corp., Cl. A(1)                                     3,235,735       92,833,237
Microchip Technology, Inc.                                   1,969,500       72,556,380
NVIDIA Corp.(1)                                                864,500       21,353,150
                                                                         --------------
                                                                            284,543,891

SOFTWARE--5.1%
Adobe Systems, Inc.(1)                                       3,430,380      151,142,543
Autodesk, Inc.(1)                                            2,997,083      123,359,936
Microsoft Corp.                                              3,888,106      110,111,162


                   3 | OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

                                                              SHARES          VALUE
                                                           -----------   --------------
COMMON STOCKS CONTINUED
SOFTWARE CONTINUED
Oracle Corp.(1)                                              2,551,310   $   58,271,920
Salesforce.com, Inc.(1)                                        956,074       69,133,711
                                                                         --------------
                                                                            512,019,272

MATERIALS--6.3%
CHEMICALS--6.3%
Monsanto Co.                                                 2,612,933      332,887,664
Mosaic Co. (The)(1)                                            229,860       28,806,055
Potash Corp. of Saskatchewan, Inc.                             402,100       80,046,047
Praxair, Inc.                                                1,908,015      181,375,906
                                                                         --------------
                                                                            623,115,672

TELECOMMUNICATION SERVICES--4.0%
WIRELESS TELECOMMUNICATION SERVICES--4.0%
America Movil SAB de CV, ADR, Series L                       2,172,976      129,878,772
Crown Castle International Corp.(1)                          3,542,939      150,539,478
NII Holdings, Inc.(1)                                        2,435,783      122,276,307
                                                                         --------------
                                                                            402,694,557
                                                                         --------------
Total Common Stocks (Cost $7,362,499,908)                                 9,824,096,170

OTHER SECURITIES--0.0%
Seagate Technology International, Inc. (1,2,3) (Cost $0)       100,000          100,000

INVESTMENT COMPANY--1.2%
Oppenheimer Institutional Money Market Fund, Cl. E,
   2.70%(4,5) (Cost $124,507,823)                          124,507,823      124,507,823
TOTAL INVESTMENTS, AT VALUE (COST $7,487,007,731)                 99.6%   9,948,703,993
OTHER ASSETS NET OF LIABILITIES                                    0.4       36,214,640
                                                           -----------   --------------
NET ASSETS                                                       100.0%  $9,984,918,633
                                                           ===========   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Non-income producing security.

(2.) Illiquid security. The aggregate value of illiquid securities as of May 31, 2008 was $100,000, which represents less than 0.005% of the Fund's net assets. See accompanying Notes.

(3.) Escrow shares received as the result of issuer reorganization.

(4.) Rate shown is the 7-day yield as of May 31, 2008.

(5.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                  SHARES
                                                  AUGUST         GROSS           GROSS          SHARES
                                                 31, 2007      ADDITIONS       REDUCTIONS    MAY 31, 2008
                                               -----------   -------------   -------------   ------------
Oppenheimer Institutional Money Market Fund,
   Cl. E                                       105,210,056   1,307,744,825   1,288,447,058    124,507,823

                                                               DIVIDEND
                                                   VALUE        INCOME
                                               ------------   ----------
Oppenheimer Institutional Money Market Fund,
   Cl. E                                       $124,507,823   $4,178,149


                   4 | OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENTS IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.


                   5 | OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the period ended May 31, 2008 was as follows:

                                                  CALL OPTIONS
                                            -----------------------
                                            NUMBER OF    AMOUNT OF
                                            CONTRACTS     PREMIUMS
                                            ---------   -----------
Options outstanding as of August 31, 2007        --     $        --
Options written                               9,000       1,862,817
Options closed or expired                    (9,000)     (1,862,817)
Options exercised                                --              --
                                             ------     -----------
Options outstanding as of May 31, 2008           --     $        --
                                             ======     ===========

ILLIQUID SECURITIES

As of May 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of May 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                   6 | OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

Federal tax cost of securities   $7,573,919,150
                                 ==============
Gross unrealized appreciation    $2,534,248,377
Gross unrealized depreciation      (159,463,534)
                                 --------------
Net unrealized appreciation      $2,374,784,843
                                 ==============


                   7 | OPPENHEIMER CAPITAL APPRECIATION FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Appreciation Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 07/08/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 07/08/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 07/08/2008